Selected Statements of Comprehensive Loss Data	12 Months Ended
Dec. 31, 2021
Selected Statements of Comprehensive Loss Data [Abstract]
SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA
NOTE 10:-	SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA

a.	Research and development expenses:

	For the Year Ended December 31
	2021	2020

Subcontractors and consultants	$765	$455
Laboratory services	11	6
	$776	$461

b.	General and administrative expenses:

	For the Year Ended December 31
	2021	2020

Professional services	$697	$94
Consulting services	120	110
Rent and office maintenance	31	32
Others	5	9
	$853	$245

c.	Financial expenses, net:

	For the Year Ended December 31
	2021	2020

Bank fees	2	1
Exchange rate differences	(6)	11
Total financial expenses, net	$(4)	$12